Tangible Equity Units (Details) - TEUs $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Tangible Equity Units [Line Items]
Number of units issued | shares	4.6
Interest rate, stated percentage	7.00%
Unit price (in dollars per unit)	$ 100
Less: Issuance costs | $	$ (17)
Net proceeds | $	$ 443
Initial principal amount per unit (in dollars per unit)	$ 18.95
Threshold appreciation price	19.92
Initial reference price	$ 16.13
Volume-weighted average price, period	20 days
Minimum
Tangible Equity Units [Line Items]
Settlement rate per unit	5.0201
Maximum
Tangible Equity Units [Line Items]
Settlement rate per unit	6.1996
Secondary annual installments
Tangible Equity Units [Line Items]
Quarterly cash installment (in dollars per unit)	$ 1.75
Initial Installment, due October 1, 2016
Tangible Equity Units [Line Items]
Quarterly cash installment (in dollars per unit)	$ 1.94